Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Investments in affiliated companies and joint ventures
Total, Participation in capital	50.00%
Investments	$ 8,326		$ 4,497
Change in provision for losses on equity investments	280		303		96
Dividends received	250		629		50
Investments in affiliated companies and joint ventures (Textuals)
Goodwill included in Equity Method Investments	66		64
Bulk Material [Member] | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	103
Net income (loss) of the period	(3)
Investments	26		25
Change in provision for losses on equity investments	(1)		4		3
Bulk Material [Member] | Baovale Mineracao SA - BAOVALE [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	62
Net income (loss) of the period	4
Investments	33		31
Change in provision for losses on equity investments	2		2		1
Bulk Material [Member] | SAMARCO Mineracao SA - SAMARCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	932
Net income (loss) of the period	413
Investments	531		561
Change in provision for losses on equity investments	207		261		44
Dividends received	250		575		50
Bulk Material [Member] | Minas da Serra Geral SA - MSG [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	73
Net income (loss) of the period	2
Investments	38		36
Change in provision for losses on equity investments	1		4		(1)
Bulk Material [Member] | Companhia italo-Brasileira de Pelotizacao - ITABRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	50.90%	[1]
Net equity	184	[1]
Net income (loss) of the period	19	[1]
Investments	94	[1]	86	[1]
Change in provision for losses on equity investments	10	[1]	14	[1]	2	[1]
Bulk Material [Member] | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%	[1]
Total, Participation in capital	50.00%	[1]
Net equity	177	[1]
Net income (loss) of the period	20	[1]
Investments	89	[1]	87	[1]
Change in provision for losses on equity investments	10	[1]	9	[1]	6	[1]
Bulk Material [Member] | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	50.89%	[1]
Net equity	243	[1]
Net income (loss) of the period	6	[1]
Investments	124	[1]	128	[1]
Change in provision for losses on equity investments	3	[1]	35	[1]	8	[1]
Bulk Material [Member] | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.11%	[1]
Total, Participation in capital	51.00%	[1]
Net equity	336	[1]
Net income (loss) of the period	16	[1]
Investments	171	[1]	171	[1]
Change in provision for losses on equity investments	8	[1]	12	[1]	5	[1]
Bulk Material [Member] | Tecnored Desenvolvimento Tecnologico SA [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	37.40%
Total, Participation in capital	37.40%
Net equity	139
Net income (loss) of the period	(2)
Investments	54		40
Change in provision for losses on equity investments	(1)				(10)
Base Metals [Member] | Heron Resources Inc [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	7	[2]	7	[2]
Base Metals [Member] | Teal Minerals Incorporated [Member] | Copper [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	219
Net income (loss) of the period	(9)
Investments	110		90
Change in provision for losses on equity investments	(5)		3		5
Base Metals [Member] | Mineracao Rio do Norte SA - MRN [Member] | Bauxite [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	40.00%
Total, Participation in capital	40.00%
Net equity	393
Net income (loss) of the period	5
Investments	158		152
Change in provision for losses on equity investments	2		(8)		1
Dividends received			10
Base Metals [Member] | THYSSENKRUPP CSA Companhia Siderurgica [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	26.87%
Total, Participation in capital	26.87%
Net equity	7,037
Net income (loss) of the period	(32)
Investments	1,891		1,840
Change in provision for losses on equity investments	(8)		(75)		(4)	[1]
Base Metals [Member] | California Steel Industries Inc - CSI [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	321
Net income (loss) of the period	11
Investments	160		155
Change in provision for losses on equity investments	6		(1)		6
Dividends received					7
Base Metals [Member] | Companhia Outro [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%
Total, Participation in capital	0.00%
Net equity	0
Investments	239		88
Change in provision for losses on equity investments			(15)
Base Metals [Member] | Korea Nickel Corp [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	24
Investments	6		11
Change in provision for losses on equity investments			2
Base Metals [Member] | Vale Solucoes em Energia [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	51.00%	[1]
Net equity	276	[1]
Net income (loss) of the period	(17)	[1]
Investments	146	[1]	115	[1]
Change in provision for losses on equity investments	(9)	[1]	(33)	[1]
Base Metals [Member] | Others - available for sale [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	3	[2]	5	[2]
Base Metals [Member] | Norsk Hydro ASA [Member] | Aluminium [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	22.00%
Total, Participation in capital	22.00%
Net equity	0
Investments	3,531
Base Metals [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Investments	385		203
Change in provision for losses on equity investments	(9)		(48)
Base Metals [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Investments	2,051		1,995
Change in provision for losses on equity investments	(2)		(76)		2
Dividends received			7
Base Metals [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Investments	16		23
Change in provision for losses on equity investments			2
Shandong Yankuang International Company Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	(127)
Net income (loss) of the period	(20)
Investments	(32)		(27)
Change in provision for losses on equity investments	(5)		(7)		(2)
Henan Longyu Resources Co Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	1,104
Net income (loss) of the period	94
Investments	276		250
Change in provision for losses on equity investments	24		64		20
MRS Logistica SA Company [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	37.86%
Total, Participation in capital	41.50%
Net equity	1,284
Net income (loss) of the period	88
Investments	534		511
Change in provision for losses on equity investments	36		28		13
Dividends received			37
LOG-IN Logistica Intermodal SA [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	31.33%
Total, Participation in capital	31.33%
Net equity	407
Investments	137		135
Change in provision for losses on equity investments			4	[1]	(1)
Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Investments	1,160		1,165
Change in provision for losses on equity investments	239		341		58
Dividends received	250		575		50
Logistic [Member]
Investments in affiliated companies and joint ventures
Investments	671		646
Change in provision for losses on equity investments	36		32		12
Dividends received			37
Coal [Member]
Investments in affiliated companies and joint ventures
Investments	244		223
Change in provision for losses on equity investments	$ 19		$ 57		$ 18

[1]	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
[2]	Available for sale